Consolidated Balance Sheets (USD $)	Mar. 31, 2012	Mar. 31, 2011
CURRENT ASSETS:
Cash	$ 22,419	$ 6,244
Accounts receivable	3,809	7,183
Prepayments and other current assets	1,189	1,169
Total Current Assets	27,417	14,596
GOODWILL	30,000	30,000
SECURITY DEPOSITS	1,706	1,706
Total Assets	59,123	46,302
CURRENT LIABILITIES:
Accounts payable	1,686	4,002
Payroll liabilities	677	7,155
Sales tax payable	503	565
Total Current Liabilities	2,866	11,722
STOCKHOLDERS' EQUITY
S corp. stockholder's capital	0	16,855
Preferred stock at $0.0001 par value: 5,000,000 shares authorized; none issued or outstanding	0	0
Common stock at $0.0001 par value: 100,000,000 shares authorized, 10,530,000 and 10,000,000 shares issued and outstanding, respectively	1,053	1,000
Additional paid-in capital	68,240	(1,000)
Retained earnings (deficit)	(13,036)	17,725
Total Stockholders' Equity	56,257	34,580
Total Liabilities and Stockholders' Equity	$ 59,123	$ 46,302